Intangible Assets (Details) - Schedule of Total Intangible Assets - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 7,814	$ 5,783
Accumulated Amortization	(1,678)	(1,331)
Net Balance	$ 6,137	$ 4,452